Fair Value of Pension Benefit Plan Assets (Parenthetical) (Detail) (Pension Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	$ 2,411	$ 2,392	$ 2,479
Accounts Receivable
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	$ 8	$ 8